Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Schedule of revenue
	2020	2019	2018
	USD	USD	USD
Revenue recognized under IFRS 16
Fixed consideration – leasing component	5,614,495	16,846,481	14,586,315

Revenue recognized under IFRS 15
Fixed consideration – service component	19,716,671	7,112,959	6,158,667
Ancillary services	16,500,371	20,125,934	15,094,286

	36,217,042	27,238,893	21,252,953

Total revenue	41,831,537	44,085,374	35,839,268